Share-Based Compensation - Summary of Restricted Shares Units Granted (Details) - Restricted Shares Units	6 Months Ended
	Jun. 30, 2026 $ / shares shares
2023 Share Incentive Plan II
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ADS Outstanding, Beginning Balance | shares	58,228	[1]
Number of ADS Outstanding, Vested | shares	(12,281)	[1]
Number of ADS Outstanding, Forfeited | shares	(4,343)	[1]
Number of ADS Outstanding, Ending Balance | shares	41,604	[1]
Weighted Average Grant Date Fair Value (Per ADS), Beginning Balance | $ / shares	$ 32.4	[1]
Weighted Average Grant Date Fair Value (Per ADS), Vested | $ / shares	40.8	[1]
Weighted Average Grant Date Fair Value (Per ADS), Forfeited | $ / shares	33	[1]
Weighted Average Grant Date Fair Value (Per ADS), Ending Balance | $ / shares	$ 29.8	[1]
2026 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ADS Outstanding, Beginning Balance | shares	0	[2]
Number of ADS Outstanding, Granted | shares	22,808	[2]
Number of ADS Outstanding, Vested | shares	(20,808)	[2]
Number of ADS Outstanding, Ending Balance | shares	2,000	[2]
Weighted Average Grant Date Fair Value (Per ADS), Beginning Balance | $ / shares	$ 0	[2]
Weighted Average Grant Date Fair Value (Per ADS), Granted | $ / shares	21	[2]
Weighted Average Grant Date Fair Value (Per ADS), Vested | $ / shares	20.2	[2]
Weighted Average Grant Date Fair Value (Per ADS), Ending Balance | $ / shares	$ 28.2	[2]

[1]	The number of restricted share units (expressed in ADSs) and the related weighted-average grant date fair value per ADS presented in the tables above have been retrospectively adjusted for all periods presented to reflect the change in the ADS ratio from one ADS representing 40 Class A ordinary shares to one ADS representing 800 Class A ordinary shares, which had the same effect as a one-for-twenty (20) reverse ADS split and became effective on August 21, 2026 (see Note 18).
[2]	The number of restricted share units (expressed in ADSs) and the related weighted-average grant date fair value per ADS presented in the tables above have been retrospectively adjusted for all periods presented to reflect the change in the ADS ratio from one ADS representing 40 Class A ordinary shares to one ADS representing 800 Class A ordinary shares, which had the same effect as a one-for-twenty (20) reverse ADS split and became effective on August 21, 2026 (see Note 18).